Deposits (Tables)	12 Months Ended
Mar. 31, 2022
Deposits [Abstract]
Time Deposits by Maturity
The maturity information at March 31, 2022 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥31,917,457	¥24,814,801
Due after one year through two years	4,230,918	210,799
Due after two years through three years	2,456,467	125,802
Due after three years through four years	604,082	89,178
Due after four years through five years	503,677	41,565
Due after five years	750,898	60,812
Total	¥40,463,499	¥25,342,957